Discontinued Operation (Tables)	6 Months Ended
Jun. 30, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets and Liabilities and (Loss) Income from Discontinued Operations

Assets and liabilities from discontinued operations were as follows (in millions):

	June 30, 2015	December 31, 2014
Assets
Current
Cash and cash equivalents	$3.0	$3.0
Accounts receivable, net	60.1	75.7
Inventories	45.5	50.4
Deferred tax assets	2.0	3.9
Other current assets	1.2	0.6

Total current assets	111.8	133.6
Long-term
Property, plant and equipment, net	33.7	30.4
Goodwill	89.0	89.0
Other intangible assets, net	54.5	56.7
Other longer term assets	0.1	—

Total long-term assets	177.3	176.1

Total assets	$289.1	$309.7

Liabilities
Current
Accounts payable	$20.0	$31.7
Current maturities of long-term debt	0.1	0.1
Product returns liability	1.5	1.9
Accrued expenses and other current liabilities	10.3	10.9

Total current liabilities	31.9	44.6
Long-term
Long-term debt, less current maturities	0.2	0.2
Pension and other post-retirement liabilities	7.5	7.4
Deferred tax liabilities	21.5	22.6

Total long-term liabilities	29.2	30.2

Total liabilities	$61.1	$74.8

Accrued expenses and other current liabilities include rebates, credits and discounts due to customers and employee compensation and benefits liabilities.

(Loss) income from discontinued operations was as follows (in millions):

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Net sales	$41.8	$51.2	$86.1	$104.5
Cost of sales	38.5	39.9	77.1	82.9

Gross profit	3.3	11.3	9.0	21.6
Operating expenses
Selling, general and administrative	(2.8)	(2.6)	(5.9)	(6.0)
Amortization of acquired intangible assets	(0.5)	(1.5)	(2.0)	(2.9)

Operating (loss) income	—	7.2	1.1	12.7
Other expense
Interest expense, net	(4.2)	(3.5)	(7.8)	(7.1)
Miscellaneous, net	(7.4)	(0.7)	(8.9)	(1.2)

(Loss) income from discontinued operations before income taxes	(11.6)	3.0	(15.6)	4.4
Income tax benefit (expense)	(0.7)	(1.2)	—	(1.7)

(Loss) income from discontinued operations	$(12.3)	$1.8	$(15.6)	$2.7

Schedule of Cash Flow Items to Assist in Understanding Impact of Discontinued Operations

Holdings elected to not revise its condensed consolidated statements of cash flows for discontinued operations. The table below provides selected cash flow items to assist in understanding the impact of the discontinued operations on Holdings’ cash flows (in millions).

	Six months ended June 30,
	2015	2014
Depreciation and amortization	$3.8	$5.2
Amortization of deferred financing costs and debt issuance costs	$1.2	$0.4
Capital expenditures	$4.8	$2.9